Notes Receivable (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended						12 Months Ended
	Dec. 31, 2011 Vacation Ownership Interest [Member]	Dec. 31, 2010 Vacation Ownership Interest [Member]	Dec. 31, 2009 Vacation Ownership Interest [Member]	Dec. 31, 2011 Vacation Ownership Interest Securitized [Member]	Dec. 31, 2010 Vacation Ownership Interest Securitized [Member]	Dec. 31, 2008 Vacation Ownership Interest Securitized [Member]	Dec. 31, 2011 Vacation Ownership Interest Unsecuritized [Member]	Dec. 31, 2010 Vacation Ownership Interest Unsecuritized [Member]	Dec. 31, 2009 Vacation Ownership Interest Unsecuritized [Member]
Loan loss reserve
Beginning Balance	$ 161	$ 94	$ 91	$ 82	$ 0	$ 0	$ 79	$ 94	$ 91
Provision for loan losses	29	46	64	2	14		27	32	64
Write-offs	(54)	(52)	(61)				(54)	(52)	(61)
Adoption of ASU No. 2009-17		73			77			(4)
Other				(4)	(9)		4	9
Ending Balance	$ 136	$ 161	$ 94	$ 80	$ 82	$ 0	$ 56	$ 79	$ 94